UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 58.6%
	Diversified — 4.2%
34	Duke Realty Corp.	772
50	Liberty Property Trust	1,674
29	Vornado Realty Trust	2,758

		5,204

	Health Care — 7.7%
53	HCP, Inc.	1,724
101	Senior Housing Properties Trust	1,808
35	Ventas, Inc.	2,228
56	Welltower, Inc.	3,871

		9,631

	Hotels — 3.5%
26	Chesapeake Lodging Trust	685
129	Host Hotels & Resorts, Inc.	2,158
28	LaSalle Hotel Properties	717
27	Pebblebrook Hotel Trust	791

		4,351

	Industrial — 3.8%
19	DCT Industrial Trust, Inc.	747
90	Prologis, Inc.	3,971

		4,718

	Multifamily — 10.3%
52	Apartment Investment & Management Co., Class A	2,155
17	AvalonBay Communities, Inc.	3,245
12	Camden Property Trust	1,001
9	Equity LifeStyle Properties, Inc.	678
47	Equity Residential	3,519
4	Essex Property Trust, Inc.	962
34	UDR, Inc.	1,296

		12,856

	Office — 9.2%
24	Alexandria Real Estate Equities, Inc.	2,208
16	Boston Properties, Inc.	2,058
45	Columbia Property Trust, Inc.	979
41	Hudson Pacific Properties, Inc.	1,188
63	Douglas Emmett, Inc.	1,894
14	Kilroy Realty Corp.	853
39	Paramount Group, Inc.	627
36	Piedmont Office Realty Trust, Inc., Class A	737
10	SL Green Realty Corp.	949

		11,493

	Regional Malls — 9.2%
57	General Growth Properties, Inc.	1,697
32	Macerich Co. (The)	2,526
30	Simon Property Group, Inc.	6,289
13	Taubman Centers, Inc.	931

		11,443

	Shopping Centers — 5.7%
52	Brixmor Property Group, Inc.	1,339
81	DDR Corp.	1,449
33	Kimco Realty Corp.	951
16	Kite Realty Group Trust	449
17	Regency Centers Corp.	1,270
40	Retail Opportunity Investments Corp.	795
55	Retail Properties of America, Inc., Class A	879

		7,132

	Storage — 5.0%
39	CubeSmart	1,282
7	Extra Space Storage, Inc.	655
15	Public Storage	4,261

		6,198

	Total Common Stocks (Cost $60,790)	73,026

PRINCIPAL AMOUNT($)

Corporate Bonds — 11.6%
	Diversified — 0.6%
233	Liberty Property LP, 6.625%, 10/01/17	249
419	Vornado Realty LP, 5.000%, 01/15/22	454

		703

	Health Care — 4.6%
	HCP, Inc.,
1,842	2.625%, 02/01/20	1,817
298	4.000%, 12/01/22	299
	Senior Housing Properties Trust,
838	3.250%, 05/01/19	836
827	6.750%, 12/15/21	912
527	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	528
	Welltower, Inc.,
400	4.950%, 01/15/21	435
844	5.250%, 01/15/22	921

		5,748

	Industrial — 0.2%
252	DCT Industrial Operating Partnership LP, 4.500%, 10/15/23	259
43	First Industrial LP, 7.500%, 12/01/17	46

		305

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multifamily — 0.2%
	Post Apartment Homes LP,
197	3.375%, 12/01/22	197
5	4.750%, 10/15/17	5

		202

	Office — 5.2%
	Alexandria Real Estate Equities, Inc.,
1,250	2.750%, 01/15/20	1,248
232	4.600%, 04/01/22	250
146	Brandywine Operating Partnership LP, 5.700%, 05/01/17	151
805	Corporate Office Properties LP, 3.600%, 05/15/23	756
140	Equity Commonwealth, 5.875%, 09/15/20	152
701	Government Properties Income Trust, 3.750%, 08/15/19	717
30	Highwoods Realty LP, 7.500%, 04/15/18	33
83	Mack-Cali Realty LP, 7.750%, 08/15/19	91
2,684	Select Income REIT, 2.850%, 02/01/18	2,686
	SL Green Realty Corp.,
67	4.500%, 12/01/22	69
125	5.000%, 08/15/18	131
180	7.750%, 03/15/20	211

		6,495

	Shopping Centers — 0.8%
	DDR Corp.,
119	3.500%, 01/15/21	121
259	4.625%, 07/15/22	275
	Equity One, Inc.,
117	3.750%, 11/15/22	117
250	6.000%, 09/15/17	263
160	Regency Centers LP, 6.000%, 06/15/20	180

		956

	Total Corporate Bonds (Cost $14,307)	14,409

SHARES

Preferred Stocks ($25 par value) — 18.9%
	Diversified — 0.6%
15	PS Business Parks, Inc., Series S, 6.450%, 01/18/17 @	377
2	Vornado Realty Trust, Series G, 6.625%, 05/02/16 @	61
3	Vornado Realty Trust, Series J, 6.875%, 05/02/16 @	85
8	Vornado Realty Trust, Series K, 5.700%, 07/18/17 @	200

		723

	Health Care — 0.4%
10	Sabra Health Care REIT, Inc., Series A, 7.125%, 03/21/18 @	249
8	Welltower, Inc., Series J, 6.500%, 03/07/17 @	211

		460

	Hotels — 3.7%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 05/02/16 @	624
8	Hersha Hospitality Trust, Series B, 8.000%, 05/18/16 @	208
2	Pebblebrook Hotel Trust, Series B, 8.000%, 09/21/16 @	54
2	Summit Hotel Properties, Inc., Series A, 9.250%, 10/28/16 @	59
51	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16 @	1,271
91	Sunstone Hotel Investors, Inc., Series E, 6.950%, 03/11/21 @	2,398

		4,614

	Industrial — 0.6%
22	STAG Industrial, Inc., Series A, 9.000%, 11/02/16 @	581
8	Terreno Realty Corp., Series A, 7.750%, 07/19/17 @	204

		785

	Multifamily — 0.6%
24	Apartment Investment & Management Co., 6.875%, 05/16/19 @	657
2	Apartment Investment & Management Co., Series Z, 7.000%, 07/29/16 @	50
2	Equity LifeStyle Properties, Inc., Series C, 6.750%, 09/07/17 @	59

		766

	Office — 5.0%
8	Alexandria Real Estate Equities, Inc., Series E, 6.450%, 03/15/17 @	214
2	Brandywine Realty Trust, Series E, 6.900%, 04/11/17 @	46
55	Corporate Office Properties Trust, Series L, 7.375%, 06/27/17 @	1,427
25	Equity Commonwealth, Series E, 7.250%, 05/15/16 @	633
18	Kilroy Realty Corp., Series G, 6.875%, 03/27/17 @	476

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Office — continued
25	Kilroy Realty Corp., Series H, 6.375%, 08/15/17 @	654
69	SL Green Realty Corp., Series I, 6.500%, 08/10/17 @	1,809
34	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 @	892
2	Urstadt Biddle Properties, Inc., Series G, 6.750%, 10/28/19 @	56

		6,207

	Regional Malls — 3.6%
29	CBL & Associates Properties, Inc., Series D, 7.375%, 05/02/16 @	725
64	General Growth Properties, Inc., Series A, 6.375%, 02/13/18 @	1,667
3	Pennsylvania Real Estate Investment Trust, Series A, 8.250%, 04/20/17 @	85
1	Pennsylvania Real Estate Investment Trust, Series B, 7.375%, 10/11/17 @	23
49	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 @	1,246
5	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 @	114
23	WP Glimcher, Inc., Series H, 7.500%, 08/10/17 @	610

		4,470

	Shopping Centers — 4.0%
21	DDR Corp., Series K, 6.250%, 04/09/18 @	549
31	IRC Retail Centers, Inc., Series A, 8.125%, 10/06/16 @	771
4	National Retail Properties, Inc., Series D, 6.625%, 02/23/17 @	114
89	Regency Centers Corp., Series 6, 6.625%, 02/16/17 @	2,317
1	Regency Centers Corp., Series 7, 6.000%, 08/23/17 @	13
24	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 @	648
20	Saul Centers, Inc., Series C, 6.875%, 02/12/18 @	526

		4,938

	Storage — 0.4%
21	CubeSmart, Series A, 7.750%, 11/02/16 @	542

	Total Preferred Stocks (Cost $23,096)	23,505

Short-Term Investment — 11.0%
	Investment Company — 11.0%
13,711	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $13,711)	13,711

	Total Investments — 100.1% (Cost $111,904)	124,651
	Liabilities in Excess of Other Assets — (0.1)%	(121)

	NET ASSETS — 100.0%	$124,530

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2016 and is based upon the stated par value.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,001
Aggregate gross unrealized depreciation	(254)

Net unrealized appreciation/depreciation	$12,747

Federal income tax cost of investments	$111,904

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$73,026	$—	$—	$73,026
Corporate Bonds	—	14,409	—	14,409
Preferred Stocks	23,505	—	—	23,505
Short-Term Investment
Investment Company	13,711	—	—	13,711

Total Investments in Securities	$110,242	$14,409	$—	$124,651

There were no transfers among any levels during the period ended March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer
May 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer
May 26, 2016